Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit protection sold/purchased
Credit protection sold	(586.0)	(698.7)
Credit protection purchased	564.9	663.9
Net credit protection (sold)/purchased	(21.1)	(34.8)
Other protection purchased	114.5	109.0
Fair value of credit protection sold	7.8	12.5
Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.6)	(7.4)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(109.2)	(110.4)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(388.2)	(489.6)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(88.6)	(98.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(83.5)	(98.9)
Credit protection purchased	80.2	95.9
Net credit protection (sold)/purchased	(3.3)	(3.0)
Other protection purchased	9.7	10.0
Fair value of credit protection sold	(1.1)	(0.4)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(502.5)	(599.8)
Credit protection purchased	484.7	568.0
Net credit protection (sold)/purchased	(17.8)	(31.8)
Other protection purchased	104.8	99.0
Fair value of credit protection sold	8.9	12.9
Investment grade
Credit protection sold/purchased
Credit protection sold	(428.7)	(525.0)
Credit protection purchased	413.9	500.0
Net credit protection (sold)/purchased	(14.8)	(25.0)
Other protection purchased	88.9	85.0
Fair value of credit protection sold	6.7	8.5
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(157.3)	(173.7)
Credit protection purchased	151.0	163.9
Net credit protection (sold)/purchased	(6.3)	(9.8)
Other protection purchased	25.6	24.0
Fair value of credit protection sold	1.1	4.0
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(370.4)	(414.6)
Credit protection purchased	353.9	392.8
Net credit protection (sold)/purchased	(16.5)	(21.8)
Other protection purchased	46.2	48.2
Fair value of credit protection sold	4.6	7.7
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(78.0)	(91.2)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(253.9)	(281.4)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(38.5)	(42.0)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(76.2)	(88.1)
Credit protection purchased	73.0	85.0
Net credit protection (sold)/purchased	(3.2)	(3.1)
Other protection purchased	8.6	8.9
Fair value of credit protection sold	(1.1)	(0.4)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(294.2)	(326.5)
Credit protection purchased	280.9	307.8
Net credit protection (sold)/purchased	(13.3)	(18.7)
Other protection purchased	37.6	39.3
Fair value of credit protection sold	5.7	8.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(266.5)	(305.9)
Credit protection purchased	254.0	287.9
Net credit protection (sold)/purchased	(12.5)	(18.0)
Other protection purchased	32.7	37.7
Fair value of credit protection sold	4.5	5.2
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(103.9)	(108.7)
Credit protection purchased	99.9	104.9
Net credit protection (sold)/purchased	(4.0)	(3.8)
Other protection purchased	13.5	10.5
Fair value of credit protection sold	0.1	2.5
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(215.6)	(284.1)
Credit protection purchased	211.0	271.1
Net credit protection (sold)/purchased	(4.6)	(13.0)
Other protection purchased	68.3	60.8
Fair value of credit protection sold	3.2	4.8
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(31.2)	(19.2)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(134.3)	(208.2)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(50.1)	(56.7)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(7.3)	(10.8)
Credit protection purchased	7.2	10.9
Net credit protection (sold)/purchased	(0.1)	0.1
Other protection purchased	1.1	1.1
Fair value of credit protection sold	0	0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(208.3)	(273.3)
Credit protection purchased	203.8	260.2
Net credit protection (sold)/purchased	(4.5)	(13.1)
Other protection purchased	67.2	59.7
Fair value of credit protection sold	3.2	4.8
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(162.2)	(219.1)
Credit protection purchased	159.9	212.1
Net credit protection (sold)/purchased	(2.3)	(7.0)
Other protection purchased	56.2	47.3
Fair value of credit protection sold	2.2	3.3
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(53.4)	(65.0)
Credit protection purchased	51.1	59.0
Net credit protection (sold)/purchased	(2.3)	(6.0)
Other protection purchased	12.1	13.5
Fair value of credit protection sold	1.0	1.5
Bank
Credit protection sold/purchased
Credit protection sold	(586.0)	(698.7)
Credit protection purchased	564.9	663.9
Net credit protection (sold)/purchased	(21.1)	(34.8)
Other protection purchased	114.5	109.0
Fair value of credit protection sold	7.8	12.5
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.6)	(7.4)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(109.2)	(110.4)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(388.2)	(489.6)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(88.6)	(98.7)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(83.5)	(98.9)
Credit protection purchased	80.2	95.9
Net credit protection (sold)/purchased	(3.3)	(3.0)
Other protection purchased	9.7	10.0
Fair value of credit protection sold	(1.1)	(0.4)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(502.5)	(599.8)
Credit protection purchased	484.7	568.0
Net credit protection (sold)/purchased	(17.8)	(31.8)
Other protection purchased	104.8	99.0
Fair value of credit protection sold	8.9	12.9
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(428.7)	(525.0)
Credit protection purchased	413.9	500.0
Net credit protection (sold)/purchased	(14.8)	(25.0)
Other protection purchased	88.9	85.0
Fair value of credit protection sold	6.7	8.5
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(157.3)	(173.7)
Credit protection purchased	151.0	163.9
Net credit protection (sold)/purchased	(6.3)	(9.8)
Other protection purchased	25.6	24.0
Fair value of credit protection sold	1.1	4.0
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(370.4)	(414.6)
Credit protection purchased	353.9	392.8
Net credit protection (sold)/purchased	(16.5)	(21.8)
Other protection purchased	46.2	48.2
Fair value of credit protection sold	4.6	7.7
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(78.0)	(91.2)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(253.9)	(281.4)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(38.5)	(42.0)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(76.2)	(88.1)
Credit protection purchased	73.0	85.0
Net credit protection (sold)/purchased	(3.2)	(3.1)
Other protection purchased	8.6	8.9
Fair value of credit protection sold	(1.1)	(0.4)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(294.2)	(326.5)
Credit protection purchased	280.9	307.8
Net credit protection (sold)/purchased	(13.3)	(18.7)
Other protection purchased	37.6	39.3
Fair value of credit protection sold	5.7	8.1
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(266.5)	(305.9)
Credit protection purchased	254.0	287.9
Net credit protection (sold)/purchased	(12.5)	(18.0)
Other protection purchased	32.7	37.7
Fair value of credit protection sold	4.5	5.2
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(103.9)	(108.7)
Credit protection purchased	99.9	104.9
Net credit protection (sold)/purchased	(4.0)	(3.8)
Other protection purchased	13.5	10.5
Fair value of credit protection sold	0.1	2.5
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(215.6)	(284.1)
Credit protection purchased	211.0	271.1
Net credit protection (sold)/purchased	(4.6)	(13.0)
Other protection purchased	68.3	60.8
Fair value of credit protection sold	3.2	4.8
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(31.2)	(19.2)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(134.3)	(208.2)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(50.1)	(56.7)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(7.3)	(10.8)
Credit protection purchased	7.2	10.9
Net credit protection (sold)/purchased	(0.1)	0.1
Other protection purchased	1.1	1.1
Fair value of credit protection sold	0	0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(208.3)	(273.3)
Credit protection purchased	203.8	260.2
Net credit protection (sold)/purchased	(4.5)	(13.1)
Other protection purchased	67.2	59.7
Fair value of credit protection sold	3.2	4.8
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(162.2)	(219.1)
Credit protection purchased	159.9	212.1
Net credit protection (sold)/purchased	(2.3)	(7.0)
Other protection purchased	56.2	47.3
Fair value of credit protection sold	2.2	3.3
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(53.4)	(65.0)
Credit protection purchased	51.1	59.0
Net credit protection (sold)/purchased	(2.3)	(6.0)
Other protection purchased	12.1	13.5
Fair value of credit protection sold	1.0	1.5